Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	Putnam Target Date Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001295293
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Putnam Retirement Advantage 2065 Fund
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Putnam Retirement Advantage 2060 Fund
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Putnam Retirement Advantage 2055 Fund
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Putnam Retirement Advantage 2050 Fund
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Putnam Retirement Advantage 2045 Fund
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Putnam Retirement Advantage 2040 Fund
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Putnam Retirement Advantage 2035 Fund
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Putnam Retirement Advantage 2030 Fund
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Putnam Retirement Advantage 2025 Fund
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Putnam Retirement Advantage Maturity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading
Strategy [Heading]	rr_StrategyHeading	Effective July 12, 2022, Putnam Income Strategies Portfolio, an underlying fund invested in by certain Putnam Retirement Advantage Funds, is renamed Putnam Multi-Asset Income Fund. All references in the prospectus to Putnam Income Strategies Portfolio are deleted and replaced with Putnam Multi-Asset Income Fund.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

For each of Putnam Retirement Advantage 2065 Fund, Putnam Retirement Advantage 2060 Fund, Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2050 Fund, Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2040 Fund, Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2030 Fund, Putnam Retirement Advantage 2025 Fund, and Putnam Retirement Advantage Maturity Fund, the underlying fund allocation table under the heading Investments in the sub-section Investments, risks, and performance of the Fund summaries section is replaced with the following, which presents each fund’s approximate allocation to each asset class and underlying fund at July 12, 2022 and its projected approximate allocations to those asset classes and underlying funds as of December 31, 2022:

Underlying Fund*	Date	2065	2060	2055	2050	2045	2040	2035	2030	2025	Maturity Fund
Putnam Dynamic Asset Allocation Equity Fund	7/12/22 12/31/22	78.0% 78.0%	72.3% 70.4%	51.5% 49.0%	26.2% 23.6%	4.8% 2.8%	0.0% 0.0%	0.0% 0.0%	0.0% 0.0%	0.0% 0.0%	0.0% 0.0%
Putnam Dynamic Asset Allocation Growth Fund	7/12/22 12/31/22	21.5% 21.5%	27.2% 29.1%	48.0% 50.5%	73.3% 75.9%	93.6% 95.4%	74.3% 69.8%	25.1% 19.2%	0.0% 0.0%	0.0% 0.0%	0.0% 0.0%
Putnam Dynamic Asset Allocation Balanced Fund	7/12/22 12/31/22	0.0% 0.0%	0.0% 0.0%	0.0% 0.0%	0.0% 0.0%	0.0% 0.0%	22.8% 27.2%	71.0% 76.8%	64.5% 57.6%	10.2% 8.2%	0.0% 0.0%
Putnam Dynamic Asset Allocation Conservative Fund	7/12/22 12/31/22	0.0% 0.0%	0.0% 0.0%	0.0% 0.0%	0.0% 0.0%	0.0% 0.0%	0.0% 0.0%	0.0% 0.0%	21.0% 26.5%	50.9% 48.3%	0.0% 0.0%
Putnam Short Term Investment Fund	7/12/22 12/31/22	0.5% 0.5%	0.5% 0.5%	0.5% 0.5%	0.5% 0.5%	1.7% 1.8%	2.9% 3.0%	3.9% 4.0%	5.1% 5.2%	6.0% 6.0%	6.0% 6.0%
Putnam Multi-Asset Income Fund	7/12/22 12/31/22	0.0% 0.0%	0.0% 0.0%	0.0% 0.0%	0.0% 0.0%	0.0% 0.0%	0.0% 0.0%	0.0% 0.0%	9.3% 10.7%	32.9% 37.5%	94.0% 94.0%
Equity**	7/12/22 12/31/22	95.2% 95.2%	94.1% 93.7%	89.9% 89.4%	84.8% 84.3%	79.6% 79.1%	73.1% 72.2%	62.7% 61.4%	47.5% 45.4%	30.3% 29.5%	25.4% 25.4%
Fixed Income**	7/12/22 12/31/22	4.8% 4.8%	5.9% 6.3%	10.1% 10.6%	15.2% 15.7%	20.4% 20.9%	26.9% 27.8%	37.3% 38.6%	52.5% 54.6%	69.7% 70.5%	74.6% 74.6%

* Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

**Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s and Putnam Multi-Asset Income Fund’s current strategic allocation to equity and fixed income investments as set forth under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of the underlying funds may adjust those funds’ allocations among asset classes from time to time consistent with their investment goals, and, consequently, actual allocations will vary.

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330411 7/22

For Putnam Retirement Advantage Maturity Fund, in the Fund summaries section, the information under the heading Investments in the sub-section Investments, risks, and performance is replaced with the following:

The fund employs an asset allocation strategy designed for investors who are already in retirement or who plan to retire (or otherwise begin withdrawing the invested funds) in the near future. The fund is designed to provide diversification among different asset classes. The fund invests most of its assets in Putnam Multi-Asset Income Fund (“Multi-Asset Income Fund”), another Putnam mutual fund, which invests mainly in fixed-income investments and, to a lesser extent, in equity securities. The fund invests the rest of its assets in Putnam Short Term Investment Fund (“Short Term Investment Fund”), a Putnam mutual fund that invests mainly in short duration, investment-grade money market and other fixed income securities.

The following table presents your fund’s approximate allocations to each asset class (through its investments in underlying funds) as of July 12, 2022, which are not expected to change over time.

Asset class
Equity*	25.0%
Fixed Income*	75.0%

*Equity and fixed income allocations are hypothetical estimates based on Putnam Multi-Asset Income Fund’s current strategic allocation to equity and fixed income investments, as set forth under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”, and an assumption that Putnam Short Term Investment Fund is equivalent to a fixed income investment. The managers of Putnam Multi-Asset Income Fund may adjust the fund’s allocations among asset classes from time to time consistent with its investment goals, and, consequently, actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the fund’s target allocations, and the underlying fund(s) in which it invests, at any time, although we expect these changes to be infrequent and generally in response to longer-term structural changes (i.e., in the average retirement age or life expectancy) that lead the fund’s portfolio managers to determine that a change is advisable. We assume investors will make gradual withdrawals from the fund. The managers of Multi-Asset Income Fund will rebalance that fund’s investments towards its target allocations on a quarterly basis. More information about Multi-Asset Income Fund and Short Term Investment Fund is included under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”

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Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

For Putnam Retirement Advantage Maturity Fund, in the Fund summaries section, the information under the heading Risks in the sub-section Investments, risks, and performance is replaced with the following:

It is important to understand that you can lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes (through the fund’s investment in its underlying funds, Putnam Multi-Asset Income Fund and Putnam Short Term Investment Fund) may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. However, Putnam Management has contractually agreed to waive fees, reimburse expenses of, or reimburse the fund through at least December 30, 2024 in an amount equal to the fund’s acquired fund fees and expenses. Putnam Management also has contractually agreed to waive fees and/or reimburse expenses of each class of shares of the fund through at least December 30, 2024 in an amount sufficient to result in total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares of the fund (exclusive of certain fees and expenses) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the underlying funds will produce the intended outcome or that the investments we select for the underlying funds will perform as well as other securities that were not selected for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could negatively impact the underlying funds. If the quantitative models or data that are used in managing Multi-Asset Income Fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

Multi-Asset Income Fund’s allocation of assets among asset classes may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the underlying funds invest and exacerbate other risks that apply to the underlying funds. These effects could negatively impact the underlying funds’ performance and lead to losses on your investment in the fund. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. In addition, small and midsize companies, at times, may not perform as well as stocks of larger companies or the stock market in general, and may be out of favor with investors for varying periods of time.

Bond investments are subject to interest rate risk, which is the risk that the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Default risk is generally higher for non-qualified mortgages. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Multi-Asset Income Fund may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Real estate investment trusts (REITs), which pool investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages), are subject to the risks associated with owning, operating, and financing real estate, including economic downturns that have an adverse impact on real estate markets. Convertible securities combine the investment characteristics of bonds and common stocks and include bonds, preferred stocks and other instruments that can be converted into or exchanged for common stock or equivalent value. Convertible securities tend to provide higher yields than common stocks. However, a higher yield may not protect investors against the risk of loss or adequately mitigate any loss associated with a decline in the price of a convertible security. Convertible securities are subject to credit risk.

Multi-Asset Income Fund typically uses to a significant extent, and Short Term Investment Fund may use, derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and investment purposes (although, in the case of Short Term Investment Fund, they do not represent a primary focus of the fund). Investing in Multi-Asset Income Fund will be riskier to the extent the fund uses derivatives to increase investment exposure (which may be considered leverage and magnify or otherwise increase investment losses to the fund). The value of derivatives may move in unexpected ways and may result in increased volatility. Derivatives also involve the risk that an underlying fund may be unable to terminate or sell derivatives positions when it wants to and that the other party to the instrument may fail to meet its obligations.

Multi-Asset Income Fund expects to engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income and may incur higher transaction costs than funds with relatively lower turnover, which may detract from performance.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.